Note 9 - Capital Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 9 - Capital Transactions

Note 6 – Capital Transactions

Effective April 8, 2018, Shareholders of the Company approved the change in corporate domicile from the State of Delaware to the State of Nevada and an increase in authorized capital from 250,000,000 to 400,000,000 shares.

During the nine months ended December 31, 2018, the Company issued an aggregate of 59,454,950 shares of common stock, as follows:

•  During the nine months ended December 31, 2018, the Company received notice from convertible note holders of the conversion of notes having a total of $4,470,000 face value and $170,971 in accrued interest. Accordingly, the Company has issued 18,563,885 shares of its common stock based on a $0.25 per share conversion price. In connection with the conversions, $3,464,187 in unamortized discount on the related notes was recognized as interest expense and the Company has reduced the carrying amount of convertible notes payable by $1,005,813.

•  The Company issued 3,885,412 shares in exchange for past and future consulting services and recorded a related expense of $0.9 million and recorded $0.3 million in prepaid expenses. The shares and services were valued at the closing price of the Company’s common stock on the dates granted under the related consulting agreements.

•  In order to encourage the exercise of the 8,000,000 warrants issued to investors in the private offering of convertible notes dated March 2017 and the 28,804,000 warrants issued to investors in the private offering of convertible notes dated July 2017, the Company effected a temporary decrease in the exercise price of the warrants from $0.60 and $0.65, respectively, to $0.30 and $0.325 per share. As a result of the price reduction, the Company issued 12,332,750 shares of its common stock and received net proceeds of approximately $3.9 million. In connection with the induced exercise of the warrants, the Company recorded an inducement dividend of approximately $2.9 million.

•  The Company issued 325,125 shares of its common stock in connection with the exercise of compensation warrants at $0.01 per share.

•  On August 10, 2018, the Company entered into a Placement Agent’s Agreement to offer a total of 10,000,000 units at the price of $0.25 per unit. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of three years. On August 23, 2018, the Placement Agent’s Agreement was amended to increase the number of units offered by 10,000,000 to 20,000,000 in total, with no other changes to the agreement. Between August 10, 2018 and September 25, 2018, the Company received a total of $4.4 million in proceeds from the private placement, net of $0.6 million in brokerage fees and issued 20 million shares of its common stock and 20 million warrants to purchase one share of its common stock for a period of three years to the investors who participated in the private placement.

•  On December 4, 2018, the Company entered into a Placement Agent’s Agreement to offer a total of 15,000,000 units at the price of $0.20 per unit up to a total of $3 million. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of five years. On January 15, 2019, the Placement Agent’s Agreement was amended to decrease the unit price from $0.20 per unit to $0.15 per unit and decrease the exercise price of the warrants included in each unit from $0.60 to $0.30, applied retroactively to funds raised prior to the date of the amendment, with no other changes to the agreement. Between December 4, 2018 and December 31, 2018, the Company received a total of $452,835 in proceeds from the private placement, net of $67,665 in brokerage fees and issued 3.5 million shares of its common stock and 3.5 million warrants to purchase one share of its common stock at the amended terms to the investors who participated in the private placement.

•  During the nine months ended December 31, 2018, the Company issued 277,778 shares of its common stock to an investor for the cash purchase of shares at $0.36 per share.

•  In connection with the Pacific Leaf Amendment and Termination Agreement (Note 4), the Company issued 600,000 shares of its common stock, 100,000 shares on July 31, 2018 at the time of the Amendment and 500,000 shares on December 21, 2018 upon deferment of payment on the $0.5 million promissory note. The company recorded $131,000 in other expense related to those shares.

Options and Warrants

In connection with the Placement Agent’s Agreement dated August 10, 2018 and as amended August 23, 2018, the Company issued 2,000,000 compensation warrants to the brokers who participated in the offering and recorded a related expense of $0.6 million. Each compensation warrant is for the purchase of one share of the Company’s common stock at a price of $0.60 per share and expires on October 1, 2023.

During the nine months ended December 31, 2018, the Company issued 400,000 stock options under the 2014 Equity Incentive Plan to its employees. The options are exercisable upon vesting for a period of 10 years from issuance at an exercise price ranging from $0.37 to $0.60 per share. The Company has recognized total of $0.8 million in share-based compensation expense related to all outstanding options during the nine months ended December 31, 2018.

Note 9 – Capital Transactions

Sale of Common Stock and Warrants

Debt Conversions

During the year ended March 31, 2018, the Company issued an aggregate 15,231,828 shares of common stock as a result of debt conversions as follows:

• The Company issued an aggregate 739,220 shares of its common stock at the conversion price of $0.25 per share to Pacific Leaf as a result of a conversion of $184,805 of debt outstanding pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory.

• The Company issued 14,492,608 shares of its common stock as a result of conversions of the following Short-Term Promissory Notes:

o During the three months ended December 31, 2017, the Company received notice from convertible note holders of the conversion of a total of $453,500 face value and $18,581 in interest accrued on the related convertible notes. Accordingly, the Company has issued 1,889,048 shares of its common stock based on a $0.25 per share conversion price. In connection with the conversions, $349,956 in unamortized discount on the related notes was recognized as interest expense and the Company has reduced the carrying amount of convertible notes payable by $103,544.

o During the three months ended March 31, 2018, the Company received notice from convertible note holders of the conversion of a total of $3,020,500 face value and $128,848 in interest accrued on the related convertible notes. Accordingly, the Company has issued 12,603,560 shares of its common stock based on a $0.25 per share conversion price. In connection with the conversions, $2,297,716 in unamortized discount on the related notes was recognized as interest expense and the Company has reduced the carrying amount of convertible notes payable by $722,784.

Exercise of Warrants for Stock

During the year ended March 31, 2018, the Company issued 4,168,940 shares of its common stock for the exercise of warrants as follows:

• In January 2018, the Company received notice from Craig Ellins, our former CEO, of the cashless exercise of warrants to purchase 5,000,000 shares at $0.30 per share. We issued 3,314,607 shares of our common stock to Mr. Ellins as the result of his exercise.

• In January 2018, the Company received notice from Pacific Leaf Ventures, LP (“Pacific Leaf”) that it had elected to purchase 1,500,000 shares of Company’s common stock at $0.36 per share in a cashless exercise of warrants issued pursuant to our Second Omnibus Agreement. As a result, the Company issued 833,333 shares of common stock in a cashless transaction.

• The Company issued 21,000 shares of its common stock in connection with the exercise of warrants at $0.20 per share.

Issuance of Stock for Services

The Company issued 1,928,845 shares in exchange for consulting services and recorded a related expense of $0.7 million. The Company also issued 195,140 shares of common stock to employees and recorded an expense of $0.03 million.

Issuance of Stock for Cash

In January 2018, the Company sold an aggregate 18,000,000 shares of common stock through a private placement at a price of $0.40 per unit. Each unit consisted of one share of common stock and one common stock purchase warrant, expiring in three years, with an exercise price of $0.65.

Issuance of Stock to Settle Pacific Leaf Royalty Agreement

On February 20, 2018, the Company entered into the Agreement (“February 2018 Agreement”) with Pacific Leaf which supersedes and replaces all previous agreements and understandings between the Company and Pacific Leaf. In consideration for the full and complete termination of any and all previous agreements or understandings with Pacific Leaf, the Company paid $269,818 in cash for royalties earned through the date of the February 2018 Agreement, the Company paid $1.0 million in cash on February 26, 2018, the Company agreed to pay $1.5 million on or before July 31, 2018. On April 3, 2018, the Company also issued 1,600,000 shares of its common stock to Pacific Leaf in connection with the February 2018 Agreement.

In the event that the Company is unable to make the $1.5 million payment to Pacific Leaf on or before July 31, 2018, the Royalty Agreement will continue to be in full force and effect, any and all other agreements that would have been terminated under the terms of the February 2018 Agreement will continue to be in full force and effect, and 75% of all payments made under the February 2018 Agreement will be credited toward royalties owed under the Royalty Agreement.

In connection with the February 2018 Agreement, the Company recorded royalty expense of $269,818 for accrued royalties paid, $250,000 in other expense which represents 25% of the $1 million payment made on February 26, 2018, and $750,000 in prepaid expenses which represents the 75% portion of the $1 million payment which will be credited toward future royalties in the event the $1.5 million payment is not made on or before July 31, 2018.

The market value of the 1.6 million shares issued relating to the February 2018 Agreement was $1,040,000, valued as of the date of the agreement. The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. We recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which will be credited toward future royalties in the event that the final $1.5 million payment is not made on or before July 31, 2018.

Exercise of Compensation Warrants for Stock

During the year ended March 31, 2018, the Company issued 3,085,284 shares of its common stock to a third-party brokerage firm as a result of the cashless exercise of 3,317,375 compensation warrants at the weighted average exercise price of $0.06 per share and recorded a related expense of $0.6 million.

Options and Warrants

During the year ended March 31, 2018, the Company issued warrants to purchase 32,942,000 shares of its common stock at the price of $0.60 to $0.65 per share for the period of three years to various holders of its convertible notes. Convertible notes issued during the year ended March 31, 2018, have a combined face value of $8,235,500. During the year ended March 31, 2018, the Company recorded a discount of $4,430,427 based on the fair value of the warrants attached to the notes. This value was derived using the Black-Scholes valuation model.

In connection with its private placement of common stock in January 2018, the Company issued warrants to purchase 9,000,000 shares of its common stock at a strike price of $0.65 and issued 18,000,000 shares of its common stock for a total of $7,200,000 in cash proceeds. The Company recorded an increase of $7,198,200 to additional paid-in capital related to the private placement.

In connection with the private placements above, the Company issued a total of 5,480,000 compensation warrants to a third-party brokerage firm at a price of $0.25 to $1.00 per share and recorded a related expense of $4.1 million.

Warrants Outstanding

Presented below is a summary of the Company’s warrant activity for the years ended March 31, 2018 and 2017:

	Warrants Outstanding
	Number of Shares	Exercise Price

Outstanding at April 1, 2016	19,315,334
Warrants issued	40,723,250	$0.36-$0.60
Warrants exercised	(25,606,171)	$0.20
Warrants expired/cancelled	(1,500,000)	$1.00
Outstanding at March 31, 2017	32,932,413
Warrants issued	51,284,000	$0.60-$1.00
Warrants exercised	(9,838,375)	$0.01-0.20
Warrants expired/cancelled	(8,494,976)	$1.00
Outstanding at March 31, 2018	65,883,062

All of the foregoing securities, including GB Sciences common stock, were issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and/or Rule 506 of Regulation D under the Securities Act, as amended.